WARRANT LIABILITY (Details 2) - $ / shares	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Statement [Line Items]
Warrants Outstanding And Exercisable	8,950,412	1,950,412
September 25, 2023 [Member]
Statement [Line Items]
Warrants Outstanding And Exercisable	1,950,412	1,950,412
Expiry Date	Sep. 25, 2023
Exercise Price	$ 0.80
September 21, 2023 [Member]
Statement [Line Items]
Warrants Outstanding And Exercisable	7,000,000	0
Expiry Date	Sep. 21, 2023
Exercise Price	$ 1.09